Derivative instruments - Cash Flow Hedges Schedule Footnote (Details) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	$ 40,348	$ (19,732)	$ (10,775)
Cross currency interest rate contract and ESG principal only swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	39,541	(13,560)	(11,038)
Cross currency interest rate contract and ESG principal only swap | Net interest expense and other financing results
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	(1,419)	(181)	(3,675)
Cross currency interest rate contract and ESG principal only swap | Loss (gain) from derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	0	(6)	5,907
Cross currency interest rate contract and ESG principal only swap | Foreign currency exchange results
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	$ 40,960	$ (13,373)	$ (13,270)